Warrants	9 Months Ended
Sep. 30, 2025
Warrants
Warrants

10.	Warrants

Warrant activity for the nine months ended September 30, 2025, was as follows:

	Warrants	Weighted average exercise price	Amount
	#	$	$
Balance – December 31, 2024	668,138	2.35	1,563
Exercised	(16,588)	0.01	(52)
Expired	(67,339)	58.90	-
Change in fair value of warrants	-	-	(159)
Balance – September 30, 2025	584,211	6.52	1,352

The fair value of the liability, classified as warrant liability, is subsequently remeasured at each reporting date and at settlement date using the Black-Scholes option pricing model, with changes in fair value recognized in profit or loss. At September 30, 2025, the following warrants were outstanding:

Issuance date	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
August 2020	17,310	0.35	47.00
February 2021	16,507	0.39	181.25
June 2024	550,394	1.67	0.01
Balance – September 30, 2025	584,211	1.60	6.52